Schedule of investments
Delaware VIP Real Estate Securities
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.21%
Real Estate Operating Companies/Developer — 3.06%
Corp Inmobiliaria Vesta ADR	9,309	$ 365,285
DigitalBridge Group	22,380	431,263
		796,548
Real Estate Services — 1.09%
CBRE Group Class A †	2,923	284,233
		284,233
REIT Diversified — 22.21%
American Tower	3,454	682,476
Digital Realty Trust	8,737	1,258,477
Equinix	3,334	2,751,650
VICI Properties	36,544	1,088,646
		5,781,249
REIT Healthcare — 10.84%
American Healthcare REIT	27,817	410,301
Welltower	25,811	2,411,780
		2,822,081
REIT Hotel — 2.52%
Ryman Hospitality Properties	3,440	397,698
Sunstone Hotel Investors	20,717	230,787
Xenia Hotels & Resorts	1,861	27,934
		656,419
REIT Industrial — 10.77%
First Industrial Realty Trust	11,204	588,658
Prologis	17,009	2,214,912
		2,803,570
REIT Multifamily — 21.21%
American Homes 4 Rent Class A	19,548	718,975
AvalonBay Communities	6,080	1,128,205
Boardwalk Real Estate Investment Trust	3,315	191,086
Canadian Apartment Properties REIT	2,964	101,729
Equity LifeStyle Properties	7,633	491,565
Equity Residential	11,604	732,328
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Multifamily (continued)
InterRent Real Estate Investment Trust	17,622	$ 176,409
Invitation Homes	27,990	996,724
Sun Communities	7,648	983,380
		5,520,401
REIT Office — 4.34%
Alexandria Real Estate Equities	8,763	1,129,638
		1,129,638
REIT Retail — 17.05%
Agree Realty	15,636	893,128
Federal Realty Investment Trust	6,980	712,798
Kite Realty Group Trust	40,525	878,582
Realty Income	17,398	941,232
Simon Property Group	6,472	1,012,803
		4,438,543
REIT Self-Storage — 5.12%
Public Storage	4,590	1,331,375
		1,331,375
Total Common Stocks (cost $26,058,763)		25,564,057

Total Value of Securities—98.21% (cost $26,058,763)		25,564,057
Receivables and Other Assets Net of Liabilities—1.79%		465,028
Net Assets Applicable to 4,287,514 Shares Outstanding—100.00%		$26,029,085
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
NQ- IV079 [0324] 0524 (3566291)    1